Summary of Changes in DAC Balance (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Policy Acquisition Costs
Balance at beginning of year	$ 3,778	$ 3,249	$ 3,487
Capitalization of DAC	685	604	470
Amortization of DAC, excluding unlocks	(397)	(373)	(525)
Amortization of DAC related to unlocks	190	(1)	(50)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	(193)	299	(133)
Balance at end of year	$ 4,063	$ 3,778	$ 3,249